UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Saras Capital Management, LLC
Address:   10 Rockefeller Plaza, Suite 820
           New York, NY  10020


13F File Number: 028-12396

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenney Oh
Title:     Managing Member, Saras Capital Management, LLC
Phone:     212-332-4760

Signature, Place and Date of Signing:


           /s/  Kenney Oh               New York, New York          May 15, 2007
           --------------------        ---------------------        ------------
                [Signature]                [City, State]                [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------

Form 13F Information Table Entry Total:   54
                                          -------------------

Form 13F Information Table Value Total:  $405,733
                                         --------------------
                                             (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

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
                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- --------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- ------- ------ -----
ADVANCED MEDICAL OPTICS INC     COM          00763M108       5,800   155,900   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
ANDREW CORP                     COM          034425108         265    25,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
ANNTAYLOR STORES CORP           COM          036115103      13,088   337,500   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
ATP OIL & GAS CORP              COM          00208J108       5,497   146,200   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
BARNES & NOBLE INC              COM          067774109       8,241   208,900   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC                COM          074002106       7,469   975,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC            COM          07556Q105       3,048   105,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
BORDERS GROUP INC               COM          099709107       3,071   150,400   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
BURGER KING HLDGS INC           COM          121208201      12,664   586,300   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS OBJECTS S A            COM          12328X107       8,686   240,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
CBS CORP NEW                    CL B         124857202      11,618   379,800   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
CERIDIAN CORP NEW               COM          156779100       9,348   268,300   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
CHENIERE ENERGY INC           COM NEW        16411R208       6,988   224,329   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
COGNOS INC                      COM          19244C109         591    15,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE FINANCIAL CORP      COM          222372104       6,842   203,400   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
DST SYS INC DEL                 COM          233326107       8,686   115,500   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
EMBARQ CORP                     COM          29078E105      20,827   369,599   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------


                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- --------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- ------- ------ -----
ERICSSON L M TEL CO             COM          294821608         556    15,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
FIDELITY NATL INFORMATION SV    COM          31620M106      22,294   490,400   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
FIRST AMERN CORP CALIF          COM          318522307      14,962   295,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                 COM          319963104      21,208   788,400   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS                     ORD          Y2573F102       6,908   631,400   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
GRANAHAN MCCOURT ACQ CORP   UNIT 10/18/2010  385034202       2,050   250,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
HERTZ GLOBAL HOLDINGS INC       COM          42805T105      14,872   627,500   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
HILB ROGAL & HOBBS CO           COM          431294107       6,517   132,858   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
HUBBELL                         CLA          443510102       5,972   123,800   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
HYPERCOM CORP                   COM          44913M105          89    15,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
INDYMAC BANCORP INC             COM          456607100         801    25,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
JABIL CIRCUIT INC               COM          466313103       6,252   292,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA HLDG CORP     INT COM SER A    53071M104      16,034   673,149   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
NCI INC                         CL A         62886K104         159    10,800   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYS INC               COM NEW       683718308       2,057   252,400   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
POWERWAVE TECHNOLOGIES INC      COM          739363109         142    25,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------


                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- --------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- ------- ------ -----
QUALCOMM INC                    COM          747525103         853    20,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
QUEST SOFTWARE INC              COM          74834T103      10,423   640,600   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
R H DONNELLEY CORP             COM NEW       74955W307      11,888   167,700   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
SAIC INC                        COM          78390X101       6,027   348,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
SELECTICA INC                   COM          816288104         480   247,400   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
SI INTL INC                     COM          78427V102         486    16,919   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
SKECHERS U S A INC              CL A         830566105       5,505   164,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
SRA INTL INC                    CLA          78464R105       2,436   100,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
SUPERVALU INC                   COM          868536103       9,904   253,500   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
TELLABS INC                     COM          879664100       1,307   132,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
TOWN SPORTS INTL HLDGS INC      COM          89214A102        4489   205,900   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
TRAVELCENTERS OF AMERICA LLC    COM          894174101      18,649   485,400   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
TRUE RELIGION APPAREL INC       COM          89784N104       3,206   197,412   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
TWEEN BRANDS INC                COM          901166108      14,577   408,100   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD NEW               COM          902124106       6,767   214,500   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM          91324P102       5,297   100,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP INTL INC      COM NEW       938862208      18,989   285,900   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------


                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                   COM          94973V107      12,757   157,300   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                   COM          959802109      10,053   458,000   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------
WYNDHAM WORLDWIDE CORP          COM          98310W108       8,038   235,359   SH           YES        NONE      SOLE
-----------------------------------------------------------------------------------------------------------------------------------